20. Indirect taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable		R$ 938,880	R$ 466,603
Current portion		(935,778)	(463,606)
Non-current portion		3,102	2,997
Imposto sobre circulacao de mercadorias servicos (ICMS) [member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable		359,498	377,105
Agencia nacional de telecomunicacoes ("ANATEL") taxes and fees [member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	[1]	509,087	22,009
Service tax ("ISS") [member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable		66,082	61,673
Other [member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable		R$ 4,213	R$ 5,816

[1]	Fistel fee for the financial year 2020 has been deferred from the start of its payment, on the basis of Provisional Act 952 of April 15, 2020. Until December 31, 2020, the fee was not paid based on an injunction issued by the Regional Court of the 1st Region.